UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  12/31/1999

Check  here  if  Amendment  [ ];  Amendment     Number:  ___
This  Amendment  (Check  only  one.):  [ ] is  a  restatement.
                                       [ ] adds  new  holdings entries.
Institutional  Investment  Manager  Filing     this  Report:

Name:     Metropolitan  West  Securities  Inc.
          ------------------------------------
Address:  610  Newport  Center  Drive,  #150
          ----------------------------------
          Newport  Beach,  CA  92660
          --------------------------

Form  13F  File  Number:  28-______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:   Roberta  J.  Allbritton
        -----------------------
Title:  Director  of Operations
        -----------------------
Phone:  (949)  718-9701
        ---------------

Signature,  Place,  and  Date  of  Signing:

/S/ Roberta J. Allbritton         Newport Beach, CA          02/14/00
--------------------------        -----------------          --------
[Signature]  [City, State]            [Date]

Report  Type  (Check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)


[ ] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List  of  Other  managers  Reporting  for  this  Manager:
[If  there  are  no  entries  in  this  list,  omit  this  section.]

Form  13F  File  Number     Name

28-_______________          _____________________________________

[Repeat  as  necessary.]

                              Form 13F SUMMARY PAGE

Report  Summary:

Number  of  Other Included Managers:                  0
                                            -----------

Form  13F Information Table Entry Total:             94
                                            -----------

Form  13F Information Table Value Total:    $   275,815
                                            -----------
                                            (thousands)

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Number   Name

28-____________   _______________________________________

28-____________   _______________________________________

28-____________   _______________________________________

[Repeat as necessary.]

                                                     SECURITIES AND EMISSION 13-F WORKSHEET
                                                               SEC 13F WORKSHEET
                                                                 AS OF 12/31/99

                                               ITEM 4      ITEM 5            ITEM 6                            ITEM 8
ITEM 1 & 2                         ITEM 3       FAIR      SHARES OR        INVESTMENT         ITEM        VOTING AUTHORITY
NAME OF ISSUE                       CUSIP      MARKET     PRINCIPAL        DISCRETION          7               SHARES
TITLE OF CLASS                     NUMBER       VALUE      AMOUNT    SOLE    SHARED    OTHER  MGRS  SOLE       SHARED       NONE
--------------------------------  ---------  -----------  ---------  ----  ----------  -----  ----  ----  ----------------  ----
A T & T CORP                      001957109        2,205     43,394  X                              X
COMMON STOCK
ABBOTT LABORATORIES               002824100          229      6,320  X                              X
COMMON STOCK
ALBERTSON'S INC                   013104104          492     15,265  X                              X
COMMON STOCK
ALCATEL SA ADR                    013904305       10,554    234,530  X                              X
FOREIGN STOCK
AMERICA ONLINE INC                02364J104          243      3,200  X                              X
COMMON STOCK
AMERICAN EXPRESS COMPANY          025816109          555      3,340  X                              X
COMMON STOCK
AMERICAN GENERAL CORP             026351106          341      4,490  X                              X
COMMON STOCK
AMERICAN HOME PRODUCTS CORP       026609107          533     13,590  X                              X
COMMON STOCK
ANHEUSER BUSCH COS INC            035229103        6,408     90,415  X                              X
COMMON STOCK
ARDEN REALTY GROUP INC.           039793104        5,025    250,451  X                              X
COMMON STOCK
ARM HOLDINGS PLC ADR              042068106          268      1,400  X                              X
FOREIGN STOCK
AUTONATION INC                    05329W102          486     52,520  X                              X
COMMON STOCK
AVENTIS SPONSORED ADR             053561106        6,258    110,035  X                              X
FOREIGN STOCK
AVNET INC                         053807103          209      3,450  X                              X
COMMON STOCK
BP AMOCO PLC ADRS                 055622104          998     16,820  X                              X
FOREIGN STOCK
BANK OF AMERICA CORP              060505104          538     10,726  X                              X
COMMON STOCK
BAXTER INTERNATIONAL INC.         071813109        1,014     16,150  X                              X
COMMON STOCK
BESTFOODS                         08658U101          666     12,670  X                              X
COMMON STOCK
BURLINGTON NORTHERN SANTA FE      12189T104        3,629    149,632  X                              X
COMMON STOCK
CABLE & WIRELESS ADR              126830207          210      3,960  X                              X
FOREIGN STOCK
CARDINAL HEALTH INC               14149Y108          330      6,885  X                              X
COMMON STOCK
CATERPILLAR INC                   149123101          294      6,255  X                              X
COMMON STOCK
CITIGROUP INC                     172967101        1,128     20,252  X                              X
COMMON STOCK
COMERICA INC.                     200340107        4,211     90,200  X                              X
COMMON STOCK
COMPAQ COMPUTER CORP              204493100          569     21,015  X                              X
COMMON STOCK
COMPUTER ASSOCIATES INTL INC      204912109          278      3,980  X                              X
COMMON STOCK
COMPUTER SCIENCES CORP            205363104          827      8,735  X                              X
COMMON STOCK
DAYTON HUDSON CORP                239753106          798     10,860  X                              X
COMMON STOCK
DEAN FOODS CO                     242361103        5,443    136,941  X                              X
COMMON STOCK
DIAGEO PLC SPONSORED ADR          25243Q205          293      9,160  X                              X
FOREIGN STOCK
DIEBOLD INC                       253651103          235     10,000  X                              X
COMMON STOCK
DOW CHEMICAL                      260543103        7,961     59,575  X                              X
COMMON STOCK
DUKE ENERGY CORP                  264399106        6,613    131,939  X                              X
COMMON STOCK
EASTMAN KODAK COMPANY             277461109          245      3,700  X                              X
COMMON STOCK
EL PASO ENERGY CORP               283905107          380      9,785  X                              X
COMMON STOCK
EMERSON ELECTRIC CO               291011104          297      5,170  X                              X
COMMON STOCK
ENRON CORP                        293561106        9,063    204,227  X                              X
COMMON STOCK
EXXON MOBIL CORP (NEW)            30231G102        1,004     12,457  X                              X
COMMON STOCK
FANNIE MAE                        313586109          891     14,274  X                              X
COMMON STOCK
FEDERATED DEPART STORES INC       31410H101        6,363    125,846  X                              X
COMMON STOCK
FIRST UNION CORP                  337358105          287      8,726  X                              X
COMMON STOCK
FLEET BOSTON FINL CORP            339030108        8,740    251,054  X                              X
COMMON STOCK
FORD MOTOR COMPANY                345370100          415      7,790  X                              X
COMMON STOCK
FORT JAMES CORPORATION            347471104          480     17,552  X                              X
COMMON STOCK
GTE CORP                          362320103        1,358     19,250  X                              X
COMMON STOCK
GANNETT COMPANY INC               364730101          982     12,035  X                              X
COMMON STOCK
GENERAL MOTORS CORPORATION        370442105        9,198    126,545  X                              X
COMMON STOCK
HALLIBURTON CO (HOLDING CO)       406216101        7,348    182,552  X                              X
COMMON STOCK
HEWLETT-PACKARD CO                428236103          660      5,800  X                              X
COMMON STOCK
HOME DEPOT INC                    437076102          361      5,250  X                              X
COMMON STOCK
HONEYWELL INTERNATIONAL INC       438516106        8,225    142,585  X                              X
COMMON STOCK
IMC GLOBAL INC                    449669100        4,684    286,025  X                              X
COMMON STOCK
ING GROEP NV ADR                  456837103        6,699    109,818  X                              X
FOREIGN STOCK
INTERNATIONAL BUSINESS MACHINES   459200101        9,263     85,871  X                              X
COMMON STOCK
JEFFERSON-PILOT CORP              475070108          205      3,000  X                              X
COMMON STOCK
JOHNSON & JOHNSON                 478160104        1,260     13,510  X                              X
COMMON STOCK
KEYCORP (NEW)                     493267108        4,938    223,182  X                              X
COMMON STOCK
KIMBERLY CLARK                    494368103        7,755    118,505  X                              X
COMMON STOCK
MCI WORLDCOM INC                  55268B106          779     14,690  X                              X
COMMON STOCK
MASCO CORPORATION                 574599106          806     31,749  X                              X
COMMON STOCK
MATSUSHITA ELEC INDL              576879209        8,475     30,375  X                              X
FOREIGN STOCK
MERCK & CO., INC.                 589331107          209      3,105  X                              X
COMMON STOCK
MERRILL LYNCH & CO                590188108          287      3,440  X                              X
COMMON STOCK
MILLENNIUM CHEMICALS INC          599903101        6,116    309,680  X                              X
COMMON STOCK
MOLEX INC - CLASS A               608554200        9,427    208,330  X                              X
COMMON STOCK
MONSANTO CO                       611662107        5,860    165,370  X                              X
COMMON STOCK
J P MORGAN TAX AWARE DISC EQTY    616920401        3,466    178,933  X                              X
OPEN END INCOME
FUND TAXABLE
MOTOROLA INC                      620076109       12,225     83,020  X                              X
COMMON STOCK
NORAM ENERGY 6.00% 03-15-2012     655419AC3          176    200,000  X                              X
OTHER ASSET
NORDSTROM INC                     655664100          427     16,210  X                              X
COMMON STOCK
PHARMACIA & UPJOHN INC            716941109          239      5,265  X                              X
COMMON STOCK
POTASH CORP. OF SASKATCHEWAN      73755L107          284      5,900  X                              X
COMMON STOCK
PRAXAIR INC.                      74005P104          633     12,575  X                              X
COMMON STOCK
PROVIDIAN FINL CORP               74406A102          696      7,646  X                              X
COMMON STOCK
RELIASTAR FINANCIAL CORP          75952U103          212      5,400  X                              X
COMMON STOCK
SBC COMMUNICATIONS INC            78387G103       10,603    217,488  X                              X
COMMON STOCK
SANWA BANK LTD ADR                803030204        8,526     70,209  X                              X
FOREIGN STOCK
SARA LEE CORP                     803111103        5,315    240,906  X                              X
COMMON STOCK
SCHLUMBERGER LTD                  806857108          832     14,820  X                              X
COMMON STOCK
SHARED MEDICAL SYSTEMS CORP       819486101          255      5,000  X                              X
COMMON STOCK
SUN MICROSYSTEMS INC              866810104          323      4,165  X                              X
COMMON STOCK
TJX COMPANIES INC                 872540109          277     13,535  X                              X
COMMON STOCK
TEXACO INC                        881694103        7,881    145,107  X                              X
COMMON STOCK
TOTAL FINA SA SPON ADR            89151E109        2,040     30,729  X                              X
FOREIGN STOCK
TRIGON HEALTHCARE INC.            89618L100        6,366    215,805  X                              X
COMMON STOCK
USX-MARATHON GROUP                902905827          227      9,205  X                              X
COMMON STOCK
UNIVERSAL FOODS CORP              913538104          212     10,400  X                              X
COMMON STOCK
UNUMPROVIDENT CORP                91529Y106        4,811    150,062  X                              X
COMMON STOCK
VIACOM INC CL-B                   925524308          296      4,900  X                              X
COMMON STOCK
WASHINGTON MUTUAL INC             939322103        4,508    174,231  X                              X
COMMON STOCK
WELLS FARGO & CO (NEW)            949746101          734     18,145  X                              X
COMMON STOCK
WEYERHAEUSER COMPANY              962166104        6,411     89,278  X                              X
COMMON STOCK
WILLIAMS COMPANIES INC.           969457100          801     26,215  X                              X
COMMON STOCK
XEROX CORP                        984121103        4,138    182,370  X                              X
COMMON STOCK
                                                 275,815
                                             (thousands)